Pension and other post-employment benefits- Schedule of Change in Plan Assets (Details) - Level 3 - Private Equity Funds $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 26,380
Contributions into funds	4,650
Return on assets	1,101
Distributions	(2,398)
Fair value of plan assets, end of year	$ 29,733